INCOME TAX - Schedule of balance of the net deferred tax asset (liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Total deferred tax assets	$ 29,211	$ 27,025	$ 33,735
Total deferred tax liabilities	(6,238)	(5,809)	$ (1,858)
Total net deferred tax assets /( liabilities)	$ 22,973	$ 21,216